Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Value of Goodwill and Intangible Assets [Table Text Block]
Changes in Carrying Value of Goodwill and other Intangible Assets

	Amortizing Intangible Assets	Non-Amortizing Intangible Assets
(In millions)		Goodwill	Other
Balance as of December 31, 2016	$285	$1,608	$148
Amortization	(16)	—	—
Balance as of March 31, 2017	$269	$1,608	$148

Changes in Carrying Value of Goodwill by Segment

(In millions)	CEOC	CERP	CGP	CEC Total
Gross Goodwill
Balance as of January 1, 2015	$4,294	$3,894	$1,266	$9,454
CEOC Deconsolidation	(4,294)	—	—	(4,294)
SMG discontinued operation (1)	—	—	(100)	(100)
Balance as of December 31, 2015	—	3,894	1,166	5,060
Accumulated Impairment
Balance as of January 1, 2015	(3,621)	(2,492)	(975)	(7,088)
CEOC Deconsolidation	3,621	—	—	3,621
SMG discontinued operation (1)	—	—	15	15
Balance as of December 31, 2015	—	(2,492)	(960)	(3,452)
Net Carrying Value, December 31, 2015	$—	$1,402	$206	$1,608

Gross Goodwill
Balance as of January 1, 2016	$—	$3,894	$1,166	$5,060
Balance as of December 31, 2016	—	3,894	1,166	5,060
Accumulated Impairment
Balance as of January 1, 2016	—	(2,492)	(960)	(3,452)
Balance as of December 31, 2016	—	(2,492)	(960)	(3,452)
Net Carrying Value, December 31, 2016	$—	$1,402	$206	$1,608
____________________

(1)	Assets and liabilities related to the SMG Business were reclassified to assets held for sale (see Note 17).
Changes in Carrying Value of Intangible Assets Other Than Goodwill

	Amortizing		Non-Amortizing		Total
(In millions)	2016	2015	2016	2015	2016	2015
Balance as of January 1	$350	$636	$148	$2,514	$498	$3,150
Amortization expense	(65)	(65)	—	—	(65)	(65)
CEOC Deconsolidation	—	(152)	—	(2,366)	—	(2,518)
SMG discontinued operation (1)	—	(69)	—	—	—	(69)
Balance as of December 31	$285	$350	$148	$148	$433	$498
____________________

(1)	Assets and liabilities related to the SMG Business were reclassified to assets held for sale (see Note 17).

Goodwill Impairment Charges - Continuing Operations [Table Text Block]
Intangible Asset Impairment Charges - Continuing Operations

	Years Ended December 31,
(In millions)	2016	2015	2014
Goodwill	$—	$—	$695
Trademarks	—	—	13
Gaming Rights and other	—	—	226
Total impairment charges	$—	$—	$934

Intangible Asset Impairment Charges - Continuing Operations [Table Text Block]
Intangible Asset Impairment Charges - Continuing Operations

	Years Ended December 31,
(In millions)	2016	2015	2014
Goodwill	$—	$—	$695
Trademarks	—	—	13
Gaming Rights and other	—	—	226
Total impairment charges	$—	$—	$934

Gross Carrying Value and Accumulated Amortization of Finite-Lived Intangible Assets Other Than Goodwill [Table Text Block]
Gross Carrying Value and Accumulated Amortization of Intangible Assets Other Than Goodwill

	March 31, 2017				December 31, 2016
(Dollars in millions)	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizing
Customer relationships	4.2	$893	$(645)	$248	$893	$(630)	$263
Contract rights	7.8	3	(1)	2	3	(1)	2
Gaming rights and other	7.3	43	(24)	19	43	(23)	20
		$939	$(670)	269	$939	$(654)	285
Non-amortizing
Trademarks				126			126
Gaming rights				22			22
				148			148
Total intangible assets other than goodwill				$417			$433

Gross Carrying Value and Accumulated Amortization of Intangible Assets Other Than Goodwill

	December 31, 2016				December 31, 2015
(Dollars in millions)	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizing intangible assets
Customer relationships	4.5	$893	$(630)	$263	$894	$(568)	$326
Contract rights	8.0	3	(1)	2	3	(1)	2
Gaming rights and other	7.5	43	(23)	20	43	(21)	22
		$939	$(654)	285	$940	$(590)	350
Non-amortizing intangible assets
Trademarks				126			126
Gaming rights				22			22
				148			148
Total intangible assets other than goodwill				$433			$498

Gross Carrying Value and Accumulated Amortization of Indefinite-Lived Intangible Assets Other Than Goodwill [Table Text Block]
Gross Carrying Value and Accumulated Amortization of Intangible Assets Other Than Goodwill

	December 31, 2016				December 31, 2015
(Dollars in millions)	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizing intangible assets
Customer relationships	4.5	$893	$(630)	$263	$894	$(568)	$326
Contract rights	8.0	3	(1)	2	3	(1)	2
Gaming rights and other	7.5	43	(23)	20	43	(21)	22
		$939	$(654)	285	$940	$(590)	350
Non-amortizing intangible assets
Trademarks				126			126
Gaming rights				22			22
				148			148
Total intangible assets other than goodwill				$433			$498

Estimated Five-Year Amortization [Table Text Block]
Estimated Five-Year Amortization

	Years Ended December 31,
(In millions)	2017	2018	2019	2020	2021
Estimated annual amortization expense	$65	$55	$54	$54	$48